UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net (loss)/income	$ (105,869)	$ 44,761
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	56,284	36,866
Impairment of non-current assets	7,347	0
Impairment of long-lived assets	34,250	0
Amortization of deferred charges and debt guarantees	2,712	5,035
Equity in net (losses) of affiliates	39,869	6,215
Dividends received	0	8,119
Drydocking expenditure	(7,001)	0
Compensation cost related to employee stock awards	5,008	5,367
Net foreign exchange loss	573	618
Change in fair value of derivative instruments	25,152	1,528
Change in fair value of oil derivative instrument	(750)	(108,300)
Change in assets and liabilities:
Trade accounts receivable	31,198	(12,880)
Inventories	(1,189)	(35)
Other current and non-current assets	(11,790)	6,443
Amounts due to related companies	(5,778)	5,687
Trade accounts payable	164	(5,135)
Accrued expenses	(57,268)	15,008
Other current and non-current liabilities	(2,640)	39,037
Net cash provided by operating activities	10,272	48,334
INVESTING ACTIVITIES
Additions to vessels and equipment	(12,178)	(1,801)
Additions to asset under development	(105,339)	(116,715)
Additions to investments in affiliates	(8,292)	(62,244)
Dividends received	18,408	18,335
Proceeds from disposals to Golar Partners	9,652	0
Proceeds from subscription of equity interest in Gimi MS Corporation	72,236	0
Proceeds from disposal of fixed assets	3,160	0
Net cash used in investing activities	(22,353)	(162,425)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	14,824	1,176,000
Repayments of short-term and long-term debt	(123,495)	(874,256)
Cash effect of consolidating Hilli Lessor VIE	0	36,532
Cash dividends paid	(38,089)	(9,906)
Proceeds from exercise of share options	0	1,183
Financing costs paid	0	(754)
Net cash (used in)/provided by financing activities	(146,760)	328,799
Net increase in cash, cash equivalents and restricted cash	(158,841)	214,708
Cash, cash equivalents and restricted cash at beginning of period	704,261	612,677
Cash, cash equivalents and restricted cash at end of period	$ 545,420	$ 827,385